Consolidated statement of changes in equity - CAD ($) $ in Millions	Total	Issue of preferred shares and limited recourse capital notes [member]	Common shares [member]	Contributed surplus [member]		Retained earnings [member]	Retained earnings [member] Issue of preferred shares and limited recourse capital notes [member]	Retained earnings [member] Common shares [member]	AOCI, net of tax [member]	AOCI, net of tax [member] Net foreign currency translation adjustments [member]	AOCI, net of tax [member] Net gains (losses) on cash flow hedges [member]	AOCI, net of tax [member] Reserve of remeasurements of defined benefit plans [member]	AOCI, net of tax [member] Reserve of change in fair value of financial liability attributable to change in credit risk of liability [member]	AOCI, net of tax [member] Reserve of equity securities designated at fair value of other comprehensive income [member]	AOCI, net of tax [member] Debt securities at FVOCI [member]	Non-controlling interests [member]
Balance at beginning of period at Oct. 31, 2021		$ 4,325	$ 14,351	$ 110		$ 25,793				$ 58	$ 137	$ 634	$ (28)	$ 75	$ 193	$ 182
Net income attributable to equity shareholders	$ 1,864					1,864
Net income attributable to non-controlling interests	5															5
Net gains (losses) on equity securities designated at FVOCI														19
Net change in securities measured at FVOCI															(183)
Net change in foreign currency translation adjustments										435
Net change in cash flow hedges	(65)										(65)
Net change in post-employment defined benefit plans	106											106
Net change attributable to changes in credit risk	39												39
Dividends and distributions							$ (41)	$ (726)								(2)
Premium on purchase of common shares for cancellation						(105)
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														(22)
Issue of equity		0	135
Compensation expense arising from equity-settled share-based awards				9
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						22
Purchase of common shares for cancellation, Amount			(29)
Exercise of stock options and settlement of other equity-settled share-based awards				(6)
Treasury shares		0	0
Redemption of preferred shares		0
Other				3	[1]	0										4
Balance at end of period at Jan. 31, 2022	47,292	4,325	14,457	116		26,807			$ 1,398	493	72	740	11	72	10	189
Balance at beginning of period at Jul. 31, 2022		4,325	14,643	107		28,439				630	(224)	1,030	194	(1)	(514)	195
Net income attributable to equity shareholders	1,178					1,178
Net income attributable to non-controlling interests	7															7
Net gains (losses) on equity securities designated at FVOCI														(5)
Net change in securities measured at FVOCI															(102)
Net change in foreign currency translation adjustments										1,181
Net change in cash flow hedges	(438)										(438)
Net change in post-employment defined benefit plans	(198)											(198)
Net change attributable to changes in credit risk	40												40
Dividends and distributions							(37)	(752)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														1
Issue of equity		600	81
Compensation expense arising from equity-settled share-based awards				9
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						(1)
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(1)
Treasury shares		(2)	2
Redemption of preferred shares		0
Other				0	[1]	(4)										1
Balance at end of period at Oct. 31, 2022	50,382	4,923	14,726	115		28,823			1,594	1,811	(662)	832	234	(5)	(616)	201
Net income attributable to equity shareholders	423					423
Net income attributable to non-controlling interests	9															9
Net gains (losses) on equity securities designated at FVOCI														6
Net change in securities measured at FVOCI															122
Net change in foreign currency translation adjustments										(467)
Net change in cash flow hedges	203										203
Net change in post-employment defined benefit plans	(94)											(94)
Net change attributable to changes in credit risk	(148)												(148)
Dividends and distributions							$ (72)	$ (771)								(2)
Premium on purchase of common shares for cancellation						0
Realized (gains) losses on equity securities designated at FVOCI reclassified to retained earnings														0
Issue of equity		0	322
Compensation expense arising from equity-settled share-based awards				2
Realized gains (losses) on equity securities designated at FVOCI reclassified from AOCI						0
Purchase of common shares for cancellation, Amount			0
Exercise of stock options and settlement of other equity-settled share-based awards				(2)
Treasury shares		2	(2)
Redemption of preferred shares		0
Other				0	[1]	0										(5)
Balance at end of period at Jan. 31, 2023	$ 49,908	$ 4,925	$ 15,046	$ 115		$ 28,403			$ 1,216	$ 1,344	$ (459)	$ 738	$ 86	$ 1	$ (494)	$ 203

[1]	Includes the portion of the estimated tax benefit related to employee stock options that is incremental to the amount recognized in the interim consolidated statement of income.